Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash and Cash Equivalents [Abstract]
Cash (see Note 21)	€ 37,676		€ 41,130
On call deposits	49,938		4
Cash and cash equivalents	87,614	$ 102,871	41,134	$ 48,297	€ 51,127	€ 46,458
Cash and cash equivalents in the statement of cash flows	€ 87,614	$ 102,871	€ 41,134	$ 48,297	€ 51,127	€ 46,458